Financial instruments - Market risk - Additional information (Details) - Market risk - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments
Percentage of borrowings at fixed rates	58.00%
Reasonably possible reduction in short-term interest rates	1.00%
Decrease in net finance costs due to reasonably possible reduction in short-term interest rates	£ 25	£ 21
Reasonably possible increase in short-term interest rates	1.00%
Increase in net finance costs due to reasonably possible increase in short-term interest rates	£ 25	21
Decrease in equity due to reasonably possible decrease in short-term interest rate.	0	0
Increase in equity due to reasonably possible increase in short-term interest rate.	£ 0	0
Highly predictable future cash flows hedging period	24 months
Assumed weakening of foreign currencies	10.00%
Decrease in carrying value of net assets, excluding net borrowings, due to assumed weakening of foreign currencies	£ 892	781
Decrease in net borrowings, due to assumed weakening of foreign currencies	£ 671	677
Assumed strengthening of foreign currencies	10.00%
Increase in carrying value of net assets, excluding net borrowings, due to assumed strengthening of foreign currencies	£ 892	781
Increase in net borrowings, due to assumed strengthening of foreign currencies	671	677
Decrease in net profit, due to assumed weakening of foreign currencies	126	112
Increase in net profit, due to assumed strengthening of foreign currencies	126	£ 112
US dollar LIBOR
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Bonds swapped	£ 1,917
Weighted average maturity period of swapped bonds	3 years 3 months 18 days
Euribor
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Bonds swapped	£ 443
Weighted average maturity period of swapped bonds	1 year 2 months 12 days
Scientific, technical & medical | Subscriptions
Disclosure of detailed information about financial instruments
Highly predictable future cash flows hedging period	50 months